Investment in Equity Investees (Tables)	6 Months Ended
Dec. 31, 2020
Equity Method Investments and Joint Ventures [Abstract]
Schedule of investment in equity investees
	December 31, 2020	June 30, 2020
	(unaudited)
Urban Tea Management Inc. (“Meno”)	$310,000	$210,000
Guokui Management Inc. (“Guokui”)	100,000	-
Chuangyeying Brand Management Co., Ltd. (“CYY”)	390,589	-
Store Master Food Trading Co., Ltd. (“Store Master”)	706,818	-
Less: Share of results of equity investees	(218,330)	(22,245)
	$1,280,077	$187,755